Expense Example, No Redemption - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND - Class C	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	708
Expense Example, No Redemption, 5 Years	1,240
Expense Example, No Redemption, 10 Years	$ 2,697